NATIONWIDE®

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–3232–12/06

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

Evergreen Variable Annuity Funds – Evergreen VA Fundamental Large Cap Fund – Class 1 Shares (EvFdLrgCp) 3,421,075 shares (cost $ 53,918,907)	$67,053,073
Evergreen Variable Annuity Funds – Evergreen VA Growth Fund – Class 1 Shares (EvGrowth) 265,238 shares (cost $3,419,514)	4,137,705
Evergreen Variable Annuity Funds – Evergreen VA International Equity Fund – Class 1 Shares (EvIntEq) 1,548,046 shares (cost $ 17,428,014)	25,047,386
Evergreen Variable Annuity Funds – Evergreen VA Omega Fund – Class 1 Shares (EvOmega) 1,935,038 shares (cost $ 35,860,234)	34,443,678
Evergreen Variable Annuity Funds – Evergreen VA Special Values Fund – Class 1 Shares (EvSpVal) 1,254,176 shares (cost $ 17,741,999)	21,734,877
Evergreen Variable Annuity Funds – Evergreen VA Strategic Income Fund – Class 1 Shares (EvStratInc) 2,100,046 shares (cost $ 21,447,318)	21,651,478
Evergreen Variable Annuity Trust – Evergreen VA Balanced Fund – Class 1 (EvBal) 3,071,756 shares (cost $ 44,737,218)	46,537,106
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 53,395 shares (cost $ 349,111)	339,061
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 14,696 shares (cost $ 229,706)	352,266
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR) 3,321 shares (cost $ 52,101)	79,432
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 56,064 shares (cost $ 774,040)	880,758
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 56,344 shares (cost $1,245,126)	1,773,149
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 35,457 shares (cost $ 544,494)	643,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 26,886 shares (cost $310,773)	$305,152
Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 12,267,817 shares (cost $12,267,817)	12,267,817

Total investments	237,246,833
Accounts receivable	9,648

Total assets	237,256,481
Accounts payable	–

Contract owners’ equity (note 4)	$237,256,481

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	EvFdLrgCp	EvGrowth	EvIntEq	EvOmega	EvSpVal	EvStratInc	EvBal
Reinvested dividends	$4,539,331	812,180	–	892,644	–	159,094	757,220	1,249,679
Mortality and expense risk charges (note 2)	(3,549,360)	(1,005,980)	(60,288)	(352,169)	(521,157)	(311,816)	(335,090)	(718,445)

Net investment income (loss)	989,971	(193,800)	(60,288)	540,475	(521,157)	(152,722)	422,130	531,234

Proceeds from mutual fund shares sold	66,938,607	19,369,829	957,422	5,785,973	8,940,971	5,465,319	6,469,855	14,172,983
Cost of mutual fund shares sold	(62,925,457)	(16,492,455)	(788,504)	(3,835,926)	(11,803,944)	(3,794,540)	(5,818,235)	(14,797,583)

Realized gain (loss) on investments	4,013,150	2,877,374	168,918	1,950,047	(2,862,973)	1,670,779	651,620	(624,600)
Change in unrealized gain (loss) on investments	13,702,390	3,623,972	75,142	1,150,864	4,855,194	22,776	(76,583)	4,041,296

Net gain (loss) on investments	17,715,540	6,501,346	244,060	3,100,911	1,992,221	1,693,555	575,037	3,416,696

Reinvested capital gains	5,101,470	1,079,986	204,357	1,207,815	–	2,461,956	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$23,806,981	7,387,532	388,129	4,849,201	1,471,064	4,002,789	997,167	3,947,930

Investment activity:	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPAM	FidVIPCon	FidVIPGrOp	GVITGvtBd	GVITMyMkt
Reinvested dividends	$25,328	4,325	775	26,209	22,557	4,135	10,684	574,501
Mortality and expense risk charges (note 2)	(4,421)	(6,326)	(1,312)	(13,378)	(24,830)	(8,026)	(3,437)	(182,685)

Net investment income (loss)	20,907	(2,001)	(537)	12,831	(2,273)	(3,891)	7,247	391,816

Proceeds from mutual fund shares sold	55,200	245,517	83,766	189,944	317,278	294,191	61,969	4,528,390
Cost of mutual fund shares sold	(56,045)	(199,917)	(49,264)	(173,599)	(232,959)	(290,268)	(63,828)	(4,528,390)

Realized gain (loss) on investments	(845)	45,600	34,502	16,345	84,319	3,923	(1,859)	–
Change in unrealized gain (loss) on investments	9,309	16,856	(19,919)	23,568	(49,298)	30,829	(1,616)	–

Net gain (loss) on investments	8,464	62,456	14,583	39,913	35,021	34,752	(3,475)	–

Reinvested capital gains	–	3,007	533	–	141,935	–	1,881	–

Net increase (decrease) in contract owners’ equity resulting from operations	$29,371	63,462	14,579	52,744	174,683	30,861	5,653	391,816

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		EvFund		EvFdLrgCp		EvGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$989,971	1,189,574	–	253,634	(193,800)	(318,184)	(60,288)	(44,302)
Realized gain (loss) on investments	4,013,150	(4,364,798)	–	(3,592,234)	2,877,374	1,848,976	168,918	60,181
Change in unrealized gain (loss) on investments	13,702,390	13,818,419	–	653,916	3,623,972	6,040,076	75,142	643,049
Reinvested capital gains	5,101,470	2,546,502	–	–	1,079,986	–	204,357	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,806,981	13,189,697	–	(2,684,684)	7,387,532	7,570,868	388,129	658,928

Equity transactions:
Purchase payments received from contract owners (note 3)	1,860,438	2,504,035	–	38,500	349,452	819,875	44,008	56,418
Transfers between funds	–	–	–	(38,532,310)	(1,632,190)	35,898,797	95,999	4,277,593
Redemptions (note 3)	(60,167,229)	(67,930,765)	–	(2,108,300)	(16,977,286)	(18,937,723)	(760,020)	(613,901)
Annuity benefits	(19,664)	(19,403)	–	–	(3,310)	(2,971)	–	–
Contingent deferred sales charges (note 2)	(322,500)	(702,142)	–	(24,364)	(80,833)	(165,256)	(4,710)	(6,519)
Adjustments to maintain reserves	10,403	(171,366)	–	(21,752)	10,487	(6,875)	(30)	1,756

Net equity transactions	(58,638,552)	(66,319,641)	–	(40,648,226)	(18,333,680)	17,605,847	(624,753)	3,715,347

Net change in contract owners’ equity	(34,831,571)	(53,129,944)	–	(43,332,910)	(10,946,148)	25,176,715	(236,624)	4,374,275
Contract owners’ equity beginning of period	272,088,052	325,217,996	–	43,332,910	78,009,474	52,832,759	4,374,275	–

Contract owners’ equity end of period	$237,256,481	272,088,052	–	–	67,063,326	78,009,474	4,137,651	4,374,275

CHANGES IN UNITS:
Beginning units	16,418,220	21,394,974	–	3,059,534	3,922,267	2,855,378	402,940	–

Units purchased	704,203	3,657,864	–	7,762	38,185	2,212,563	31,830	480,490
Units redeemed	(4,070,369)	(8,634,618)	–	(3,067,296)	(925,728)	(1,145,674)	(86,647)	(77,550)

Ending units	13,052,054	16,418,220	–	–	3,034,724	3,922,267	348,123	402,940

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	EvIntEq		EvOmega		EvSpEq		EvSpVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$540,475	221,162	(521,157)	(533,241)	–	(18,845)	(152,722)	(103,707)
Realized gain (loss) on investments	1,950,047	1,237,531	(2,862,973)	(4,156,402)	–	356,969	1,670,779	991,677
Change in unrealized gain (loss) on investments	1,150,864	1,836,583	4,855,194	5,402,055	–	(850,106)	22,776	(1,161,523)
Reinvested capital gains	1,207,815	–	–	–	–	–	2,461,956	2,304,453

Net increase (decrease) in contract owners’ equity resulting from operations	4,849,201	3,295,276	1,471,064	712,412	–	(511,982)	4,002,789	2,030,900

Equity transactions:
Purchase payments received from contract owners (note 3)	262,322	228,130	280,010	305,205	–	6,689	189,789	171,538
Transfers between funds	360,858	1,087,622	(1,129,030)	(2,204,482)	–	(4,184,699)	127,711	1,473,343
Redemptions (note 3)	(5,493,046)	(4,855,996)	(7,332,722)	(8,644,320)	–	(211,983)	(5,028,003)	(3,998,140)
Annuity benefits	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(35,841)	(60,356)	(62,727)	(136,330)	–	(4,652)	(29,248)	(45,657)
Adjustments to maintain reserves	125	113	(31)	139	–	(1,489)	69	257

Net equity transactions	(4,905,582)	(3,600,487)	(8,244,500)	(10,679,788)	–	(4,396,134)	(4,739,682)	(2,398,659)

Net change in contract owners’ equity	(56,381)	(305,211)	(6,773,436)	(9,967,376)	–	(4,908,116)	(736,893)	(367,759)
Contract owners’ equity beginning of period	25,103,686	25,408,897	41,216,879	51,184,255	–	4,908,116	22,471,756	22,839,515

Contract owners’ equity end of period	$25,047,305	25,103,686	34,443,443	41,216,879	–	–	21,734,863	22,471,756

CHANGES IN UNITS:
Beginning units	1,699,057	1,966,957	2,692,321	3,423,568	–	541,644	1,068,745	1,186,348

Units purchased	97,281	170,092	53,828	48,112	–	20,386	47,769	127,058
Units redeemed	(400,405)	(437,992)	(593,889)	(779,359)	–	(562,030)	(254,032)	(244,661)

Ending units	1,395,933	1,699,057	2,152,260	2,692,321	–	–	862,482	1,068,745

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	EvStratInc		EvBal		FidVIPHI		FidVIPOv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$422,130	929,975	531,234	580,597	20,907	57,442	(2,001)	(3,310)
Realized gain (loss) on investments	651,620	452,514	(624,600)	(1,555,821)	(845)	(9,689)	45,600	(40,762)
Change in unrealized gain (loss) on investments	(76,583)	(2,255,716)	4,041,296	3,104,079	9,309	(44,772)	16,856	119,284
Reinvested capital gains	–	236,636	–	–	–	–	3,007	3,204

Net increase (decrease) in contract owners’ equity resulting from operations	997,167	(636,591)	3,947,930	2,128,855	29,371	2,981	63,462	78,416

Equity transactions:
Purchase payments received from contract owners (note 3)	156,730	208,617	370,676	437,514	–	–	–	–
Transfers between funds	(477,333)	829,348	(318,318)	(1,447,280)	37,836	(82,757)	–	(30,786)
Redemptions (note 3)	(5,634,067)	(5,049,886)	(13,390,071)	(15,906,656)	(41,275)	(150,807)	(239,194)	(160,375)
Annuity benefits	(6,385)	(6,564)	(9,969)	(9,868)	–	–	–	–
Contingent deferred sales charges (note 2)	(23,763)	(44,700)	(58,679)	(151,953)	–	(1)	–	–
Adjustments to maintain reserves	(102)	(57,814)	(55)	(85,088)	(20)	(18)	(7)	(21)

Net equity transactions	(5,984,920)	(4,120,999)	(13,406,416)	(17,163,331)	(3,459)	(233,583)	(239,201)	(191,182)

Net change in contract owners’ equity	(4,987,753)	(4,757,590)	(9,458,486)	(15,034,476)	25,912	(230,602)	(175,739)	(112,766)
Contract owners’ equity beginning of period	26,639,155	31,396,745	55,995,454	71,029,930	313,135	543,737	527,985	640,751

Contract owners’ equity end of period	$21,651,402	26,639,155	46,536,968	55,995,454	339,047	313,135	352,246	527,985

CHANGES IN UNITS:
Beginning units	1,736,792	2,000,625	3,502,945	4,607,548	26,622	46,813	31,103	44,308

Units purchased	49,528	146,076	61,159	87,593	3,967	7,132	–	–
Units redeemed	(434,850)	(409,909)	(876,116)	(1,192,196)	(4,309)	(27,323)	(13,281)	(13,205)

Ending units	1,351,470	1,736,792	2,687,988	3,502,945	26,280	26,622	17,822	31,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvR		FidVIPAM		FidVIPCon		FidVIPGrOp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(537)	(1,200)	12,831	12,663	(2,273)	(20,911)	(3,891)	(2,003)
Realized gain (loss) on investments	34,502	45,406	16,345	1,324	84,319	65,074	3,923	(57,192)
Change in unrealized gain (loss) on investments	(19,919)	(14,999)	23,568	9,581	(49,298)	223,928	30,829	102,390
Reinvested capital gains	533	1,059	–	342	141,935	391	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,579	30,266	52,744	23,910	174,683	268,482	30,861	43,195

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	2,942	2,000	2,716	1,000	2,942
Transfers between funds	(3,667)	(3,459)	(8,284)	19,408	(53,390)	81,865	56,049	58,488
Redemptions (note 3)	(76,906)	(88,815)	(167,915)	(131,410)	(205,094)	(593,140)	(110,466)	(154,782)
Annuity benefits	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(98)	(2)	–	(29)	–	(19)
Adjustments to maintain reserves	(4)	61	(6)	21	52	(34)	(56)	(604)

Net equity transactions	(80,577)	(92,213)	(176,303)	(109,041)	(256,432)	(508,622)	(53,473)	(93,975)

Net change in contract owners’ equity	(65,998)	(61,947)	(123,559)	(85,131)	(81,749)	(240,140)	(22,612)	(50,780)
Contract owners’ equity beginning of period	145,417	207,364	1,004,318	1,089,449	1,854,922	2,095,062	666,515	717,295

Contract owners’ equity end of period	$79,419	145,417	880,759	1,004,318	1,773,173	1,854,922	643,903	666,515

CHANGES IN UNITS:
Beginning units	10,119	16,902	61,162	68,066	84,250	109,721	55,988	64,695

Units purchased	124	87	36	1,708	1,610	4,449	20,433	9,737
Units redeemed	(5,494)	(6,870)	(10,510)	(8,612)	(12,749)	(29,920)	(24,404)	(18,444)

Ending units	4,749	10,119	50,688	61,162	73,111	84,250	52,017	55,988

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGvtBd		GVITMyMkt
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$7,247	4,832	391,816	174,972
Realized gain (loss) on investments	(1,859)	(12,350)	–	–
Change in unrealized gain (loss) on investments	(1,616)	10,594	–	–
Reinvested capital gains	1,881	417	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,653	3,493	391,816	174,972

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,979	204,451	219,970
Transfers between funds	142,471	(149)	2,801,288	2,759,458
Redemptions (note 3)	(58,608)	(155,793)	(4,652,556)	(6,168,738)
Annuity benefits	–	–	–	–
Contingent deferred sales charges (note 2)	–	(2)	(26,601)	(62,302)
Adjustments to maintain reserves	(20)	23	1	(41)

Net equity transactions	83,843	(152,942)	(1,673,417)	(3,251,653)

Net change in contract owners’ equity	89,496	(149,449)	(1,281,601)	(3,076,681)
Contract owners’ equity beginning of period	215,647	365,096	13,549,434	16,626,115

Contract owners’ equity end of period	$305,143	215,647	12,267,833	13,549,434

CHANGES IN UNITS:
Beginning units	13,961	24,067	1,109,948	1,378,800

Units purchased	9,179	3,101	289,274	331,518
Units redeemed	(3,753)	(13,207)	(424,202)	(600,370)

Ending units	19,387	13,961	975,020	1,109,948

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen – VA Omega Growth Fund (formerly Evergreen – VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

On May 1, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen – VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

On August 17, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen –International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

On February 1, 1999, the Depositor transferred to the Account, 400,000 shares of the Evergreen – VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Evergreen Variable Annuity Funds;

    Evergreen Variable Annuity Funds – Evergreen VA Fund – Class 1 Shares (EvFund)*

    Evergreen Variable Annuity Funds – Evergreen VA Fundamental Large Cap Fund – Class 1 Shares

        (EvFdLrgCp)

    Evergreen Variable Annuity Funds – Evergreen VA Growth Fund – Class 1 Shares (EvGrowth)

    Evergreen Variable Annuity Funds – Evergreen VA International Equity Fund – Class 1 Shares (EvIntEq)

    Evergreen Variable Annuity Funds – Evergreen VA Omega Fund – Class 1 Shares (EvOmega)

    Evergreen Variable Annuity Funds – Evergreen VA Special Equity Fund – Class 1 Shares (EvSpEq)*

    Evergreen Variable Annuity Funds – Evergreen VA Special Values Fund – Class 1 Shares (EvSpVal)

    Evergreen Variable Annuity Funds – Evergreen VA Strategic Income Fund – Class 1 Shares (EvStratInc)

    Evergreen Variable Annuity Trust – Evergreen VA Balanced Fund – Class 1 (EvBal)

Portfolios of the Evergreen Variable Trust;

    Evergreen Variable Trust – Evergreen VA Blue Chip Fund – Class I (EvBlCh)*

    Evergreen Variable Trust – Evergreen VA Capital Growth Fund – Class I (EvCapG)*

    Evergreen Variable Trust – Evergreen VA Equity Index Fund – Class I (EvEqIx)*

    Evergreen Variable Trust – Evergreen VA Global Leaders Fund – Class I (EvGloLead)*

    Evergreen Variable Trust – Evergreen VA Masters Fund – Class I (EvMasters)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund;

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Portfolio of the Fidelity® Variable Insurance Products Fund III;

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

*At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered from Evergreen Ultra Advantage contracts and 6% of purchase payments surrendered from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 1.25% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $750,029 and $1,186,938, respectively, and total transfers from the Account to the fixed account were $1,143,493 and $1,703,125, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $284,204 and $496,287 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total returns for each of the periods in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Evergreen Variable Annuity Funds – Evergreen VA Fund – Class 1 Shares†
2004	1.40%	3,059,534	$14.150513	$43,293,976	0.21%	6.87%
2003	1.40%	3,540,468	13.240526	46,877,659	0.48%	25.66%
2002	1.40%	1,889,798	10.536528	19,911,910	0.62%	-23.31%
Initial Funding by Depositor
2003	0.00%	340,945	12.010001	4,094,749	0.48%	4.37%	12/05/03

Evergreen Variable Annuity Funds – Evergreen VA Fundamental Large Cap Fund – Class 1 Shares
2006	1.40%	3,034,724	22.096447	67,056,618	1.12%	11.10%
2005	1.40%	3,922,267	19.888874	78,009,474	1.10%	7.49%
2004	1.40%	2,855,378	18.502895	52,832,759	1.12%	7.68%
2003	1.40%	3,232,209	17.183052	55,539,215	0.66%	28.32%
2002	1.40%	2,920,648	13.390766	39,109,714	0.99%	-16.60%

Evergreen Variable Annuity Funds – Evergreen VA Growth Fund – Class 1 Shares
2006	1.40%	348,123	11.885602	4,137,651	0.00%	9.49%
2005	1.40%	402,940	10.855896	4,374,275	0.00%	8.56%	02/23/05

Evergreen Variable Annuity Funds – Evergreen VA International Equity Fund – Class 1 Shares
2006	1.40%	1,395,933	17.943057	25,047,305	3.56%	21.44%
2005	1.40%	1,699,057	14.775070	25,103,686	2.25%	14.38%
2004	1.40%	1,966,957	12.917871	25,408,897	1.15%	17.54%
2003	1.40%	2,092,842	10.990104	23,000,551	1.51%	29.49%
2002	1.40%	555,271	8.487318	4,712,762	1.49%	-11.72%
Initial Funding by Depositor
2003	0.00%	100,000	11.854970	1,185,497	1.51%	31.32%
2002	0.00%	100,000	9.027220	902,722	1.49%	-10.47%

Evergreen Variable Annuity Funds – Evergreen VA Omega Fund – Class 1 Shares
2006	1.40%	2,152,260	16.003384	34,443,443	0.00%	4.54%
2005	1.40%	2,692,321	15.309051	41,216,879	0.20%	2.40%
2004	1.40%	3,423,568	14.950559	51,184,255	0.00%	5.71%
2003	1.40%	3,692,799	14.142571	52,225,672	0.00%	38.08%
2002	1.40%	3,963,383	10.242333	40,594,288	0.00%	-26.43%
Initial Funding by Depositor
2003	0.00%	100,000	15.572600	1,557,260	0.00%	40.04%
2002	0.00%	100,000	11.120340	1,112,034	0.00%	-25.38%

Evergreen Variable Annuity Funds – Evergreen VA Special Equity Fund – Class 1 Shares
2004	1.40%	541,644	9.061517	4,908,116	0.00%	4.36%
2003	1.40%	526,431	8.683204	4,571,108	0.00%	49.85%
2002	1.40%	352,742	5.794650	2,044,016	0.00%	-28.20%

Evergreen Variable Annuity Funds – Evergreen VA Special Values Fund – Class 1 Shares
2006	1.40%	862,482	25.200367	21,734,863	0.72%	19.85%
2005	1.40%	1,068,745	21.026303	22,471,756	0.96%	9.22%
2004	1.40%	1,186,348	19.251952	22,839,515	0.94%	18.69%
2003	1.40%	1,212,077	16.220420	19,660,398	0.11%	27.71%
2002	1.40%	1,249,735	12.701429	15,873,420	0.15%	-13.82%
Initial Funding by Depositor
2003	0.00%	100,000	17.569980	1,756,998	0.11%	29.52%
2002	0.00%	100,000	13.565860	1,356,586	0.15%	-12.60%

Evergreen Variable Annuity Funds – Evergreen VA Strategic Income Fund – Class 1 Shares
2006	1.40%	1,351,470	16.011293	21,638,782	3.14%	4.46%
2005	1.40%	1,736,792	15.327521	26,620,716	4.62%	-2.07%
2004	1.40%	2,000,625	15.651851	31,313,484	4.37%	6.90%
2003	1.40%	2,202,413	14.642074	32,247,894	9.78%	15.12%
2002	1.40%	2,061,377	12.719015	26,218,685	6.27%	13.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Evergreen Variable Annuity Trust – Evergreen VA Balanced Fund – Class 1
2006	1.40%	2,687,988	$17.305306	$46,516,455	2.44%	8.31%
2005	1.40%	3,502,945	15.976999	55,966,549	2.29%	3.82%
2004	1.40%	4,607,548	15.389274	70,906,819	0.84%	4.82%
2003	1.40%	5,367,567	14.681382	78,803,302	2.11%	14.16%
2002	1.40%	6,266,054	12.860722	80,585,979	1.98%	-10.93%

Evergreen Variable Trust – Evergreen VA Blue Chip Fund – Class I
2002	1.40%	747,903	5.713457	4,273,112	0.30%	-23.14%

Evergreen Variable Trust – Evergreen VA Capital Growth Fund – Class I
2002	1.40%	1,351,303	7.129092	9,633,563	0.39%	-23.60%

Evergreen Variable Trust – Evergreen VA Equity Index Fund – Class I
2002	1.40%	1,906,903	6.768794	12,907,434	1.26%	-23.55%

Evergreen Variable Trust – Evergreen VA Global Leaders Fund – Class I
2002	1.40%	1,675,951	9.367807	15,699,986	0.59%	-21.38%

Evergreen Variable Trust – Evergreen VA Masters Fund – Class I†
2002	1.40%	2,370,115	7.235419	17,148,775	0.05%	-27.64%
Initial Funding by Depositor
2002	0.00%	400,000	7.646170	3,058,468	0.05%	-26.61%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.40%	26,280	12.901321	339,047	7.77%	9.68%
2005	1.40%	26,622	11.762266	313,135	14.75%	1.27%
2004	1.40%	46,813	11.615081	543,737	9.54%	8.06%
2003	1.40%	77,026	10.748816	827,938	7.26%	25.48%
2002	1.40%	84,264	8.565854	721,793	10.91%	2.00%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.40%	17,822	19.764649	352,246	0.98%	16.43%
2005	1.40%	31,103	16.975370	527,985	0.70%	17.38%
2004	1.40%	44,308	14.461302	640,751	1.34%	12.05%
2003	1.40%	70,927	12.906677	915,432	0.86%	41.36%
2002	1.40%	91,226	9.130104	832,903	0.88%	-21.40%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R
2006	1.40%	4,749	16.723335	79,419	0.69%	16.37%
2005	1.40%	10,119	14.370649	145,417	0.80%	17.45%
2004	1.40%	16,902	12.268627	207,364	1.08%	12.11%
2003	1.40%	16,191	10.943179	177,181	0.34%	41.46%
2002	1.40%	4,440	7.735704	34,347	0.00%	-22.64%	05/01/02

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	1.40%	50,688	17.376090	880,759	2.78%	5.82%
2005	1.40%	61,162	16.420626	1,004,318	2.55%	2.59%
2004	1.40%	68,066	16.005777	1,089,449	3.35%	3.99%
2003	1.40%	103,491	15.391261	1,592,857	3.93%	16.32%
2002	1.40%	126,519	13.231309	1,674,012	4.17%	-10.01%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	1.40%	73,111	24.253159	1,773,173	1.24%	10.16%
2005	1.40%	84,250	22.016884	1,854,922	0.32%	15.31%
2004	1.40%	109,721	19.094446	2,095,062	0.39%	13.86%
2003	1.40%	173,860	16.770045	2,915,640	0.45%	26.67%
2002	1.40%	176,677	13.239461	2,339,108	0.90%	-10.62%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	1.40%	52,017	12.378703	643,903	0.63%	3.98%
2005	1.40%	55,988	11.904596	666,515	0.92%	7.37%
2004	1.40%	64,695	11.087331	717,295	0.69%	5.69%
2003	1.40%	131,641	10.490353	1,380,961	0.81%	28.06%
2002	1.40%	159,330	8.192003	1,305,232	1.12%	-22.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
2006	1.40%	19,387	$15.739585	$305,143	4.10%	1.90%
2005	1.40%	13,961	15.446353	215,647	2.89%	1.82%
2004	1.40%	24,067	15.169985	365,096	5.69%	1.82%
2003	1.40%	39,038	14.899327	581,640	3.22%	0.57%
2002	1.40%	81,236	14.814551	1,203,475	4.13%	9.43%

Gartmore GVIT – Money Market Fund – Class I
2006	1.40%	975,020	12.582135	12,267,833	4.45%	3.07%
2005	1.40%	1,109,948	12.207269	13,549,434	2.53%	1.23%
2004	1.40%	1,378,800	12.058395	16,626,115	0.75%	-0.60%
2003	1.40%	1,836,896	12.131178	22,283,712	0.50%	-0.78%
2002	1.40%	1,449,943	12.226928	17,728,349	1.16%	-0.21%

2006 Reserves for annuity contracts in payout phase:				39,841

2006 Contract owners’ equity				$237,256,481

2005 Reserves for annuity contracts in payout phase:				47,344

2005 Contract owners’ equity				$272,088,052

2004 Reserves for annuity contracts in payout phase:				245,306

2004 Contract owners’ equity				$325,217,996

2003 Contract owners’ equity				$352,195,664

2002 Contract owners’ equity				$320,982,673

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

†

Under a substitution order effective in 2003, the Evergreen VAF – Evergreen VA Fund – Class 1 was substituted for the Evergreen VAF – Evergreen VA Masters Fund – Class 1. The financial highlights separately present data for the Evergreen VAF – Evergreen VA Masters Fund – Class 1 and the Evergreen VAF – Evergreen VA Fund – Class 1 through 2002 and only the Evergreen VAF –Evergreen VA Fund – Class 1 thereafter.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
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